Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000205613
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class I
Trading Symbol	AXMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 4,073,544
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,073,544
Number of Portfolio Holdings	302
Advisory Fee (net of waivers)	$0
Portfolio Turnover	68%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.7%
Common Stocks	81.1%
Money Market Funds	1.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.4%
Real Estate	1.0%
Energy	4.1%
Communications	4.2%
Materials	4.3%
Utilities	7.5%
Consumer Staples	7.6%
Consumer Discretionary	10.8%
Health Care	11.2%
Industrials	11.6%
Technology	16.3%
Financials	20.7%
Money Market Funds	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.6%
First American Treasury Obligations Fund, Class X	1.5%
Trade Desk, Inc. (The), Class A	1.0%
Hartford Insurance Group, Inc. (The)	1.0%
W R Berkley Corporation	0.9%
Loews Corporation	0.9%
M&T Bank Corporation	0.9%
Synchrony Financial	0.9%
NRG Energy, Inc.	0.9%
Cincinnati Financial Corporation	0.9%

C000205612
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class N
Trading Symbol	AXMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$34	0.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 4,073,544
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,073,544
Number of Portfolio Holdings	302
Advisory Fee (net of waivers)	$0
Portfolio Turnover	68%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.7%
Common Stocks	81.1%
Money Market Funds	1.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.4%
Real Estate	1.0%
Energy	4.1%
Communications	4.2%
Materials	4.3%
Utilities	7.5%
Consumer Staples	7.6%
Consumer Discretionary	10.8%
Health Care	11.2%
Industrials	11.6%
Technology	16.3%
Financials	20.7%
Money Market Funds	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.6%
First American Treasury Obligations Fund, Class X	1.5%
Trade Desk, Inc. (The), Class A	1.0%
Hartford Insurance Group, Inc. (The)	1.0%
W R Berkley Corporation	0.9%
Loews Corporation	0.9%
M&T Bank Corporation	0.9%
Synchrony Financial	0.9%
NRG Energy, Inc.	0.9%
Cincinnati Financial Corporation	0.9%

C000205617
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class I
Trading Symbol	AXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%
AssetsNet	$ 30,679,768
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
C000205616
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class N
Trading Symbol	AXVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 30,679,768
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
C000107966
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class I
Trading Symbol	ICCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
AssetsNet	$ 57,592,648
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 211,673
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,592,648
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$211,673
Portfolio Turnover	83%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.5%
Exchange-Traded Funds	71.4%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.7%
Money Market Funds	38.2%
Equity	95.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	34.1%
Franklin FTSE Japan ETF	12.3%
Franklin FTSE United Kingdom ETF	7.7%
Franklin FTSE Germany ETF	7.0%
iShares MSCI France ETF	6.3%
Franklin FTSE Canada ETF	5.2%
Franklin FTSE India ETF	4.7%
Franklin FTSE China ETF	4.6%
Franklin FTSE Switzerland ETF	4.3%
iShares MSCI Italy ETF	4.2%

C000108013
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class N
Trading Symbol	ICCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.49%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%
AssetsNet	$ 57,592,648
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 211,673
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,592,648
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$211,673
Portfolio Turnover	83%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.5%
Exchange-Traded Funds	71.4%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.7%
Money Market Funds	38.2%
Equity	95.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	34.1%
Franklin FTSE Japan ETF	12.3%
Franklin FTSE United Kingdom ETF	7.7%
Franklin FTSE Germany ETF	7.0%
iShares MSCI France ETF	6.3%
Franklin FTSE Canada ETF	5.2%
Franklin FTSE India ETF	4.7%
Franklin FTSE China ETF	4.6%
Franklin FTSE Switzerland ETF	4.3%
iShares MSCI Italy ETF	4.2%

C000107964
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class I
Trading Symbol	ICSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 106,847,922
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 466,608
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,847,922
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$466,608
Portfolio Turnover	225%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	20.5%
Exchange-Traded Funds	76.2%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.9%
Fixed Income	0.3%
Money Market Funds	29.9%
Equity	95.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	25.8%
Technology Select Sector SPDR Fund	23.1%
Financial Select Sector SPDR ETF	21.2%
Communication Services Select Sector SPDR Fund	11.8%
Health Care Select Sector SPDR Fund	9.1%
Consumer Discretionary Select Sector SPDR Fund	7.1%
Consumer Staples Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.6%
Vanguard Information Technology ETF	4.6%
First American Treasury Obligations Fund, Class X	4.1%

C000107965
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class N
Trading Symbol	ICSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	1.49%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 106,847,922
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 466,608
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,847,922
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$466,608
Portfolio Turnover	225%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	20.5%
Exchange-Traded Funds	76.2%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.9%
Fixed Income	0.3%
Money Market Funds	29.9%
Equity	95.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	25.8%
Technology Select Sector SPDR Fund	23.1%
Financial Select Sector SPDR ETF	21.2%
Communication Services Select Sector SPDR Fund	11.8%
Health Care Select Sector SPDR Fund	9.1%
Consumer Discretionary Select Sector SPDR Fund	7.1%
Consumer Staples Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.6%
Vanguard Information Technology ETF	4.6%
First American Treasury Obligations Fund, Class X	4.1%